Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jan. 03, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2015